Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Held for trading investment	¥ 24,714	$ 3,905,000	¥ 12,181
Cash and bank balances	6,029,207	952,572,000	4,052,957
Financial liabilities	(9,060,142)	(1,431,438,000)	(7,581,144)
Trade and other payables	(7,624,496)	(1,204,616,000)	(6,981,815)
Foreign currency risk [Member] | Singapore Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Held for trading investment	24,714		12,181
Trade and other receivables	725		957
Cash and bank balances	418,875		117,763
Financial liabilities	(14,715)		(33,686)
Trade and other payables	(13,748)		(12,991)
Net assets/(liabilities)	415,851	65,701	84,224
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade and other receivables			9,232
Cash and bank balances	1,486		3,841
Trade and other payables	(10,857)		(10,763)
Net assets/(liabilities)	(9,371)	(1,481)	2,310
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade and other receivables	34,727		15,032
Cash and bank balances	16,068		7,247
Financial liabilities			(104,055)
Trade and other payables	(5,574)		(5,873)
Net assets/(liabilities)	45,221	7,145	(87,649)
Foreign currency risk [Member] | Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade and other receivables	469		31,679
Trade and other payables	(35,505)		(1,410)
Net assets/(liabilities)	(35,036)	(5,535)	30,269
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade and other receivables			982
Cash and bank balances	498
Trade and other payables	(24)
Net assets/(liabilities)	¥ 474	$ 75	¥ 982